Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000248999 [Member]
Shareholder Report [Line Items]
Fund Name	StockSnips AI-Powered Sentiment US All Cap ETF
Class Name	StockSnips AI-Powered Sentiment US All Cap ETF
Trading Symbol	NEWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of February 1, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://stocksnipsetfs.ai/etf/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://stocksnipsetfs.ai/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$32	0.68%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.68%
Net Assets	$ 23,010,628
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 92,776
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,010,628	Advisory Fees	$92,776
Portfolio Turnover Rate*	272%	Fees Waived and/or Expenses Reimbursed	8,285
# of Portfolio Holdings	31	Net Advisory Fees Paid	$84,491
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	44.7%
Health Care	12.8%
Financials	9.9%
Industrials	9.7%
Utilities	8.5%
Consumer Staples	6.3%
Consumer Discretionary	6.0%
Communication Services	2.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Amphenol Corp. - Class A	5.5%
NRG Energy, Inc.	5.0%
Intuit, Inc.	4.0%
PTC, Inc.	3.8%
Nice Ltd. - ADR	3.8%
Neurocrine Biosciences, Inc.	3.8%
Virtu Financial, Inc. - Class A	3.7%
Philip Morris International, Inc.	3.6%
DTE Energy Co.	3.5%
Oracle Corp.	3.5%